Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.04285%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,170,876.44

Principal:
Principal Collections	$22,067,178.19
Prepayments in Full	$12,661,268.81
Liquidation Proceeds	$541,245.00
Recoveries	$124,902.22
Sub Total	$35,394,594.22
Collections	$38,565,470.66

Purchase Amounts:
Purchase Amounts Related to Principal	$2,108.77
Purchase Amounts Related to Interest	$0.00
Sub Total	$2,108.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,567,579.43

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,567,579.43
Servicing Fee	$685,053.77	$685,053.77	$0.00	$0.00	$37,882,525.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,882,525.66
Interest - Class A-2a Notes	$75,777.53	$75,777.53	$0.00	$0.00	$37,806,748.13
Interest - Class A-2b Notes	$59,845.24	$59,845.24	$0.00	$0.00	$37,746,902.89
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$35,898,444.56
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$35,624,444.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,624,444.56
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$35,450,754.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,450,754.56
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$35,450,754.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,450,754.56
Regular Principal Payment	$33,241,973.95	$33,241,973.95	$0.00	$0.00	$2,208,780.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,208,780.61
Residual Released to Depositor	$0.00	$2,208,780.61	$0.00	$0.00	$0.00
Total		$38,567,579.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,241,973.95
Total					$33,241,973.95

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,298,334.28	$60.99	$75,777.53	$0.25	$18,374,111.81	$61.24
Class A-2b Notes	$14,943,639.67	$60.99	$59,845.24	$0.24	$15,003,484.91	$61.23
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$33,241,973.95	$21.05	$2,431,771.10	$1.54	$35,673,745.05	$22.59

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$21,049,314.96	0.0701644	$2,750,980.68	0.0091699
Class A-2b Notes	$17,190,273.89	0.0701644	$2,246,634.22	0.0091699
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$742,179,588.85	0.4700493	$708,937,614.90	0.4489959

Pool Information
Weighted Average APR	4.878%	4.889%
Weighted Average Remaining Term	41.51	40.72
Number of Receivables Outstanding	29,091	28,329
Pool Balance	$822,064,525.39	$786,516,952.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$773,758,546.15	$740,516,572.20
Pool Factor	0.4867757	0.4657267

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$46,000,380.06
Targeted Overcollateralization Amount	$77,579,337.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$77,579,337.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$275,772.36
(Recoveries)		46	$124,902.22
Net Loss for Current Collection Period			$150,870.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2202%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0847%
Second Prior Collection Period			0.8083%
Prior Collection Period			0.1012%
Current Collection Period			0.2251%
Four Month Average (Current and Prior Three Collection Periods)			0.3048%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,439	$8,795,393.17
(Cumulative Recoveries)			$1,232,831.26
Cumulative Net Loss for All Collection Periods			$7,562,561.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4478%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,112.16
Average Net Loss for Receivables that have experienced a Realized Loss			$5,255.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.00%	217	$7,877,667.19
61-90 Days Delinquent	0.15%	32	$1,177,847.71
91-120 Days Delinquent	0.02%	3	$118,722.16
Over 120 Days Delinquent	0.04%	9	$353,129.30
Total Delinquent Receivables	1.21%	261	$9,527,366.36

Repossession Inventory:
Repossessed in the Current Collection Period		15	$754,712.47
Total Repossessed Inventory		35	$1,673,796.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1506%
Prior Collection Period			0.1169%
Current Collection Period			0.1553%
Three Month Average			0.1409%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2097%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	21

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	79	$2,963,475.85
2 Months Extended	103	$3,826,567.88
3+ Months Extended	19	$722,596.59

Total Receivables Extended	201	$7,512,640.32
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer